CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 29, 2016	Jun. 14, 2016	Dec. 31, 2015
Potential administrative fine	$ 5
Equity interest retained				28.57%
Contingent Liability	$ 23,549
AM Advertising [Member] | Longde Wenchuang the Buyer [Member]
Equity interest retained		28.57%
AM Advertising [Member] | AM Shengshi [Member]
Equity interest retained		24.84%
AM Advertising [Member] | Culture Center [Member]
Equity interest retained		46.43%
AM Advertising [Member] | Shanghai Golden Bridge InfoTech Co., Ltd. [Member]
Equity interest retained			75.00%